Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Institutional Class
December 29, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VIII and Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor® Europe Capital Appreciation Fund and Fidelity® Europe Fund pursuant to which Fidelity Advisor Europe Capital Appreciation Fund would be reorganized on a tax-free basis with and into Fidelity® Europe Fund.

As a result of the proposed Reorganization, shareholders of Institutional Class of Fidelity Advisor Europe Capital Appreciation Fund would receive Institutional Class shares of Fidelity Europe Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Europe Capital Appreciation Fund in exchange for corresponding shares of Fidelity Europe Fund equal in value to the net assets of Fidelity Advisor Europe Capital Appreciation Fund and the assumption by Fidelity Europe Fund of all of the liabilities of Fidelity Advisor Europe Capital Appreciation Fund. After the exchange, Fidelity Advisor Europe Capital Appreciation Fund will distribute the Fidelity Europe Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Europe Capital Appreciation Fund. As a result, shareholders of Fidelity Advisor Europe Capital Appreciation Fund will become shareholders of Fidelity Europe Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Europe Capital Appreciation Fund is expected to be held during the first quarter of 2014 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Europe Capital Appreciation Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about March 21, 2014. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

AEURI-13-05  December 16, 2013
1.740420.128

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Europe Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 5.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Risteard Hogan (co-manager) has managed the fund since March 2013.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Stefan Lindblad is co-manager of the fund, which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VIII and Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor® Europe Capital Appreciation Fund and Fidelity® Europe Fund pursuant to which Fidelity Advisor Europe Capital Appreciation Fund would be reorganized on a tax-free basis with and into Fidelity® Europe Fund.

As a result of the proposed Reorganization, shareholders of Class A, Class T, Class B, and Class C of Fidelity Advisor Europe Capital Appreciation Fund would receive, respectively, Class A, Class T, Class B, and Class C shares of Fidelity Europe Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Advisor Europe Capital Appreciation Fund in exchange for corresponding shares of Fidelity Europe Fund equal in value to the net assets of Fidelity Advisor Europe Capital Appreciation Fund and the assumption by Fidelity Europe Fund of all of the liabilities of Fidelity Advisor Europe Capital Appreciation Fund. After the exchange, Fidelity Advisor Europe Capital Appreciation Fund will distribute the Fidelity Europe Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Europe Capital Appreciation Fund. As a result, shareholders of Fidelity Advisor Europe Capital Appreciation Fund will become shareholders of Fidelity Europe Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Europe Capital Appreciation Fund is expected to be held during the first quarter of 2014 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor Europe Capital Appreciation Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about March 21, 2014. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

AEUR-13-05  December 16, 2013
1.739238.134

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Europe Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 6.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Stefan Lindblad is co-manager of the fund, which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.